BOSTON PARTNERS MICRO CAP VALUE FUND
                               (INSTITUTIONAL CLASS)

                 (Investment Portfolio of The RBB Fund, Inc.)

                         SUPPLEMENT DATED JULY 29, 1998
                      TO PROSPECTUS DATED JULY 1, 1998

     The following language is added to the section entitled "Investment Objectives and Policies" on pages 3-4 of the Prospectus:

     The Fund presently has no intention to participate as a purchaser in any initial public offering of securities that may trade at a premium in the secondary market when such a secondary market exists, although it reserves the ability to participate in such offerings in the future.




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                       BOSTON PARTNERS MICRO CAP VALUE FUND
                                 (INVESTOR CLASS)

                 (Investment Portfolio of The RBB Fund, Inc.)

                         SUPPLEMENT DATED JULY 29, 1998
                      TO PROSPECTUS DATED JULY 1, 1998

     The following language is added to the section entitled "Investment Objectives and Policies" on pages 3-4 of the Prospectus:

     The Fund presently has no intention to participate as a purchaser in any initial public offering of securities that may trade at a premium in the secondary market when such a secondary market exists, although it reserves the ability to participate in such offerings in the future.

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